Restricted Cash and Other Deposits - Schedule of Restricted Cash and Other Deposits (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Restricted Cash and Other Deposits [Abstract]
Funds held on deposit against offtake prepayment	[1]	$ 15,269,272	$ 15,447,516
Term deposits	[2]	22,015	22,662
Funds held as security against credit card facility	[3]	68,673
Total restricted cash and other deposits		$ 15,359,960	$ 15,470,178

[1]	On 1 June 2024, Bayerische Motoren Werkte Aktiengesellschaft (BMW) transferred funds of US $15 million to ECM Lithium in relation to the offtake of battery grade lithium hydroxide (LiOH) from the Wolfsberg Project. The Balance at 30 June 2026 includes accrued interest of $269,272. As of 30 June 2026, the funds were held in a deposit account secured against a US $15 million bank guarantee (note 19) and are to be offset against LiOH delivered to BMW.
[2]	Restricted cash relates to the bank guarantees provided by ECM Lithium to the value of €20,000 in respect of any unrepaired damage to property at the Wolfsberg Project. These deposits are subject to restrictions and are therefore not available for general use by the entities within the Group.
[3]	Restricted cash relates to the restricted cash to the value of 450,000 DKK in respect to the establishment of a credit card facility for Tanbreez Mining Greenland A/S. These deposits are subject to restrictions and are therefore not available for general use by the entities within the Group.